Earnings per share (Details) - € / shares	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Earnings per share
Weighted number of shares outstanding	223,914,164	189,946,101	219,781,884	188,020,542
Net loss per share basic	€ (0.22)	€ (0.25)	€ (0.79)	€ (0.64)